COMMITMENTS AND CONTINGENCIES - Investment Holdings Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	$ 134,035	$ 100,417
Qualified Affordable Housing Project Investments, Commitment	72,511	55,556
Amortization Method Qualified Affordable Housing Project Investments, Amortization	21,687	13,481	$ 10,143
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(21,270)	(13,144)	(10,089)
Low Income Housing Tax Credits
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	108,974	90,401
Qualified Affordable Housing Project Investments, Commitment	57,341	47,531
Amortization Method Qualified Affordable Housing Project Investments, Amortization	8,894	8,076	6,931
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(8,581)	(7,629)	(6,397)
Historic tax credit [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	2,581	3,607
Qualified Affordable Housing Project Investments, Commitment	56	364
Amortization Method Qualified Affordable Housing Project Investments, Amortization	1,116	474	2,862
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(263)	(563)	(3,342)
New Markets Tax Credit
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	3,895	1,165
Qualified Affordable Housing Project Investments, Commitment	0	0
Amortization Method Qualified Affordable Housing Project Investments, Amortization	210	175	350
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(210)	(175)	(350)
Renewable Energy Program [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	18,585	5,244
Qualified Affordable Housing Project Investments, Commitment	15,114	7,661
Amortization Method Qualified Affordable Housing Project Investments, Amortization	11,467	4,756	0
Affordable Housing Tax Credits and Other Tax Benefits, Amount	$ (12,216)	$ (4,777)	$ 0